CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (LOSS)
Revenue	€ 66,945	€ 60,836	€ 90,246
Cost of sales	(50,928)	(48,791)	(63,849)
Gross profit	16,017	12,044	26,397
Selling expenses	(11,999)	(12,895)	(12,577)
General administration expenses	(11,404)	(11,792)	(12,538)
Research and development	(2,781)	(3,974)	(5,148)
Other income	12,217	9,018	15,985
Other expenses	(607)	(2,564)	(2,620)
Listing expenses		(71,630)
Reversal on impairment on financial assets		20	22,696
Operating profit (loss)	1,443	(81,772)	32,195
Finance income	66	1,888	19,685
Finance expenses	(72,244)	(5,712)	(10,091)
Financial result	(72,178)	(3,824)	9,594
Share of loss from equity method investees	(406)		(1,057)
Income (loss) before income tax	(71,141)	(85,596)	40,732
Income tax benefit (expense)	41	1,492	(2,778)
Net income (loss) for the period	(71,100)	(84,104)	37,954
Exchange differences on translation of foreign business units	(1,182)	389	(1,625)
Remeasurement of defined pension benefit obligation	42	(44)	25
Income tax on remeasurement of defined pension benefit obligation	(12)	13	(7)
Total items that will not be subsequently reclassified to profit or loss	30	(31)	18
Other comprehensive income (loss)	(1,152)	358	(1,607)
Total consolidated comprehensive income (loss) for the reporting period	(72,252)	(83,746)	36,346
Net income (loss) attributable to
Owners of SCHMID	(71,042)	(84,111)	36,868
Non-controlling interests	(58)	7	1,086
Total consolidated comprehensive income (loss) attributable to
Owners of SCHMID	(72,162)	(83,811)	35,669
Non-controlling interests	€ (90)	€ 65	€ 677
Earnings per share for profit / (loss) from continuing operations attributable to the ordinary equity holders of the company:
Basic earnings per share (in dollars)	€ (1.87)	€ (2.41)	€ 1.28
Diluted earnings per share (in dollars)	€ (1.87)	€ (2.41)	€ 1.28